11. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 11. Commitments and Contingencies

As discussed in Note 6, the Company has entered in an “Exclusive Patent and Know-How License Agreement Including Transfer of Ownership” that requires minimum license maintenance costs. The Company is planning on using the intellectual property granted by the patents for the foreseeable future. The license agreement is considered expired on October 14, 2025, the date the patent expires. Future minimum maintenance fee payments are as follows:

For the twelve months ended September 30
2017	$300,000
2018	300,000
2019	300,000
2020	300,000
2021	300,000
Thereafter	1,225,000
$2,725,000

The Company has the option to pay $2,500,000 and issue 925,000 shares of common stock for the assignment of the patents, and upon doing so, the requirement to make minimum license maintenance costs ends.

Property Leases

On June 1, 2011, the Company entered into a lease for warehouse space in Centralia, Washington, commencing August 1, 2011. The lease is currently operating on a month to month basis. Rent is $1,900 monthly throughout the term of the lease.

On January 27, 2015, the Company entered into a 13-month lease for office space in Lewis Center, Ohio, commencing February 1, 2015. The lease provides for the option to extend the lease for up to five additional years. Rent was abated for the first month of the lease. Rent is $1,378 per month for months two through thirteen. This lease was renewed for 12 months in November 2015. Rent is $1,396 for months for months fourteen through twenty-five.

On July 1, 2015, the Company entered into a five year lease for warehouse space in Corsicana, Texas. Rent is $3,750 monthly throughout the term of the lease and is waived from July 1, 2016 through September 30, 2016.

On September 1, 2015, the Company entered into a three year lease for office space in Grand Forks, North Dakota. Rent is $3,500 monthly for the first year and decreases to $2,500 throughout the remainder of the term of the lease.

Future minimum lease payments under these non-cancelable leases are approximately as follows:

For the twelve months ended September 30,
2017	$82,000
2018	73,000
2019	45,000
2020	34,000
Thereafter	-
$234,000

Rent expense was approximately $106,000 and $103,000 for the nine months ended September 30, 2016 and 2015, respectively.

Fixed Price Contract

The Company’s multi-year contracts with its commercial customers contain fixed prices for product. These contracts expire through 2019 and expose the Company to the potential risks associated with rising material costs during that same period. The Company has entered into long-term contracts for the supply of certain materials through 2017 to offset the impact of potential raising material costs.

As discussed in Note 6, the Company has entered in an "Exclusive Patent and Know-How License Agreement Including Transfer of Ownership" that requires minimum license maintenance costs. The Company is planning on using the intellectual property granted by the patents for the foreseeable future. The license agreement is considered expired on October 14, 2025, the date the patent expires. Future minimum maintenance fee payments are as follows:

For the year ended December 31
2016	$300,000
2017	300,000
2018	300,000
2019	300,000
2020	300,000
Thereafter	1,450,000
$2,950,000

The Company has the option to pay $2,500,000 and issue 925,000 shares of common stock for the assignment of the patents, and upon doing so, the requirement to make minimum license maintenance costs ends.

Property Leases

On June 1, 2011, the Company entered into a 36 month lease for warehouse space in Centralia, Washington, commencing August 1, 2011. The lease provides for the option to extend the lease on a month to month basis. Rent is $1,900 monthly throughout the term of the lease.

On January 27, 2015, the Company entered into a 13-month lease for office space in Lewis Center, Ohio, commencing February 1, 2015. The lease provides for the option to extend the lease for up to five additional years. Rent was abated for the first month of the lease. Rent is $1,378 per month for months two through thirteen. This lease was renewed for 12 months in November 2015. Rent is $1,396 for months for months fourteen through twenty-five.

On July 1, 2015, the Company entered into a five year lease for warehouse space in Corsicana, Texas. Rent is $3,750 monthly throughout the term of the lease and is waived from July 1, 2016 through September 30, 2016.

On September 1, 2015, the Company entered into a three year lease for office space in Grand Forks, North Dakota. Rent is $3,500 monthly for the first year and decreases to $2,500 throughout the remainder of the term of the lease.

For the year ended December 31
2016	88,468
2017	77,792
2018	65,000
2019	45,000
2020	22,500
Thereafter	-
$298,760

Rent expense was approximately $135,000 and $92,000 for the years ended December 31, 2015 and 2014, respectively.

Fixed Price Contract

The Company's multi-year contracts with its commercial customers contain fixed prices for product. These contracts expire through 2019 and expose the Company to the potential risks associated with rising material costs during that same period.

Legal proceedings

The Company is involved in various claims and legal proceedings arising from the normal course of business. While the ultimate liability, if any, from these proceedings is presently indeterminable, in the opinion of management, these matters should not have a material adverse effect on the Company's consolidated financial statements.